AFS and HTM Debt Securities, Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (4,082)	$ (569)
Less than 12 months, Fair value, available-for-sale	57,567	71,006
12 months or more, Gross unrealized losses, available-for-sale	(4,156)	(285)
12 months or more, Fair value, available-for-sale	42,087	12,405
Total, Gross unrealized losses, available-for-sale	(8,238)	(854)
Total Fair value, available for sale	99,654	83,411
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(291)	(192)
Less than 12 months, Fair value, available-for-sale	9,870	24,418
12 months or more, Gross unrealized losses, available-for-sale	(1,969)	0
12 months or more, Fair value, available-for-sale	27,899	0
Total, Gross unrealized losses, available-for-sale	(2,260)	(192)
Total Fair value, available for sale	37,769	24,418
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(72)	(36)
Less than 12 months, Fair value, available-for-sale	2,154	2,308
12 months or more, Gross unrealized losses, available-for-sale	(461)	(15)
12 months or more, Fair value, available-for-sale	2,382	532
Total, Gross unrealized losses, available-for-sale	(533)	(51)
Total Fair value, available for sale	4,536	2,840
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3,580)	(334)
Less than 12 months, Fair value, available-for-sale	39,563	40,695
12 months or more, Gross unrealized losses, available-for-sale	(1,587)	(248)
12 months or more, Fair value, available-for-sale	8,481	9,464
Total, Gross unrealized losses, available-for-sale	(5,167)	(582)
Total Fair value, available for sale	48,044	50,159
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(43)	(4)
Less than 12 months, Fair value, available-for-sale	1,194	1,966
12 months or more, Gross unrealized losses, available-for-sale	(97)	(11)
12 months or more, Fair value, available-for-sale	2,068	543
Total, Gross unrealized losses, available-for-sale	(140)	(15)
Total Fair value, available for sale	3,262	2,509
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(65)	(3)
Less than 12 months, Fair value, available-for-sale	3,195	1,619
12 months or more, Gross unrealized losses, available-for-sale	(25)	(4)
12 months or more, Fair value, available-for-sale	786	1,242
Total, Gross unrealized losses, available-for-sale	(90)	(7)
Total Fair value, available for sale	3,981	2,861
Other debt securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(31)	0
Less than 12 months, Fair value, available-for-sale	1,591	0
12 months or more, Gross unrealized losses, available-for-sale	(17)	(7)
12 months or more, Fair value, available-for-sale	471	624
Total, Gross unrealized losses, available-for-sale	(48)	(7)
Total Fair value, available for sale	$ 2,062	$ 624